Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of federal and state income tax provision

The Company has no foreign operations and the Company’s federal and state income tax provision is summarized as follows (in thousands):

	2025	2024
Current Tax Expense (Benefit)
Federal	$—	$—
State	—	1
Total	—	1

Deferred Tax Expense (Benefit)
Federal	(841)	(726)
State	(79)	(42)
Total	(920)	(768)
Valuation Allowance	920	768
Income tax expense	$—	$1

Schedule of reconciliation of the differences between the U.S. statutory federal income tax rate and the effective tax rate

	2025
	Amount	Rate
Tax computed at federal statutory rate	$(888)	21%
State income taxes, net of federal benefit	—	—%
Nondeductible expenses	47	(1)%
Change in Valuation allowance:	841	(20)%
Income tax expense	$—	—%

2024
Rate
Tax computed at federal statutory rate	21%
State income taxes, net of federal benefit	1%
Nondeductible expenses	—%
Change in Valuation allowance:	(22)%
Income tax expense	—%

Schedule of significant components of deferred tax assets (liabilities)

The tax effects of significant components of the Company’s deferred tax assets (liabilities) are as follows (in thousands):

	December 31, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$3,136	$2,361
Allowance for credit losses	71	—
Deferred salaries	—	20
Accrued incentives	—	6
Operating lease liabilities	7	12
Total gross deferred tax assets	$3,214	$2,399
Deferred tax liabilities:
Percentage-of-completion to completed contract	—	(103)
Operating lease right-of-use assets	(7)	(12)
Total gross deferred tax liabilities	$(7)	$(115)
Valuation allowance	(3,207)	(2,284)
Total deferred taxes	$—	$—